UNSECURED DEBT AND RELATED DERIVATIVES - September 2026 term loan (Details) $ in Thousands, € in Millions			12 Months Ended
	Dec. 10, 2024 EUR (€)	Sep. 07, 2023 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 07, 2023 CAD ($)
Unsecured debentures and term loans, net
Proceeds from term loan			$ 0	$ 102,060
Repayments of borrowings			823,798	0
Settlement of cross currency interest rate swap			$ (15,906)	$ 18,495
September 2026 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan | €		€ 70.0
Deferred financing costs					$ 200
Repayments of borrowings | €	€ 10.0
Settlement of cross currency interest rate swap | €	€ 0.2